Land use right, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Net book value	¥ 42,293	$ 6,482	¥ 105,839
Land
Land use right	101,007	15,480	101,007
Less: Accumulated amortization	(4,294)	(658)	(2,233)
Net book value	¥ 96,713	$ 14,822	¥ 98,774